[MERRIMAC LOGO]

                                MERRIMAC SERIES
                               Semi-Annual Report
                                 June 30, 1999

[MERRIMAC LOGO]



August 10, 1999



Dear Shareholder:


We are pleased to provide you with the June 30, 1999, Semi-Annual Report of the Merrimac Series. The funds are part of a master-feeder fund structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

We are pleased to have introduced two new funds during the first half of 1999 and will continue to develop our fund offerings to respond to your needs. The Merrimac Treasury Plus Series commenced operations on January 22, 1999 and the Merrimac U.S. Government Series commenced operations on June 29, 1999. As of June 30, four money market funds are in operation. The Merrimac Cash Series and the Merrimac U.S. Government Series each invest in master portfolios which are sub-advised by Allmerica Asset Management, Inc. The Merrimac Treasury Series and the Merrimac Treasury Plus Series each invest in master portfolios which are sub-advised by M&I Investment Management Corp.

Thank you for your support and participation. We look forward to continuing to serve you in the future.


Very truly yours,

/S/ George A. Rio

George A. Rio
President



                                Merrimac Series
                                Distributed by:
                                     [LOGO]
                             FUNDS DISTRIBUTOR INC.
       200 Clarendon Street o Boston, Massachusetts o 02116 o 888.MERRMAC
                              o fax: 617.587.4402
         mailing address: P.O. Box 9130 o Boston, Massachusetts o 02117

                                 Merrimac Series

                      Statements of Assets and Liabilities
                            June 30, 1999 (Unaudited)
================================================================================

                                                                       Cash           Treasury       Treasury Plus   U.S. Government
                                                                      Series           Series            Series           Series
                                                                  -------------     -------------     -------------  ---------------
Assets
     Investment in corresponding Portfolio, at value (Note 1)     $ 272,234,113     $ 208,139,956     $ 231,025,568    $ 169,412,124
     Deferred organization expense (Note 1)                               9,550             7,560           -                 -
     Prepaid expenses                                                    -                  3,500           -                 -
                                                                  -------------     -------------     -------------    -------------
            Total assets                                            272,243,663       208,151,016       231,025,568      169,412,124

Liabilities
     Distributions payable to shareholders                            1,106,419           647,046           813,747           39,478
     Accrued expenses                                                   246,541           125,419           173,839            3,240
                                                                  -------------     -------------     -------------    -------------
         Total liabilities                                            1,352,960           772,465           987,586           42,718
                                                                  -------------     -------------     -------------    -------------
Net Assets                                                        $ 270,890,703     $ 207,378,551     $ 230,037,982    $ 169,369,406
                                                                  =============     =============     =============    =============

Net Assets consist of
     Paid in capital                                              $ 270,901,782     $ 207,373,113     $ 230,038,048    $ 169,369,406
     Accumulated net realized gain (loss) on investments                (11,079)            2,299               (66)          -
                                                                  -------------     -------------      ------------    -------------
         Total net assets                                         $ 270,890,703     $ 207,375,412     $ 230,037,982    $ 169,369,406
                                                                  =============     =============     =============    =============

Total Net Assets
     Premium Class                                                $  22,685,298     $  22,522,080     $     -          $      -
                                                                  =============     =============     =============    =============
     Institutional Class                                          $ 248,205,405     $ 184,853,332     $ 230,037,982    $ 169,369,406
                                                                  =============     =============     =============    =============

Shares of Beneficial Interest Outstanding
     Premium Class                                                   22,685,825        22,521,868           -                 -
                                                                  =============     =============     =============    =============
     Institutional Class                                            248,215,957       184,851,245       230,038,048      169,369,406
                                                                  =============     =============     =============    =============

Net Asset Value, Maximum Offer and Redemption Price per Share     $        1.00     $        1.00     $        1.00    $        1.00
                                                                  =============     =============     =============    =============

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                            Statements of Operations
                                   (Unaudited)
===============================================================================

                                                                                                 Cash                Treasury
                                                                                                Series                Series
                                                                                          ------------------    ------------------
                                                                                          For the Six Months    For the Six Months
                                                                                                 Ended                Ended
                                                                                             June 30, 1999        June 30, 1999
                                                                                          ------------------    ------------------
Net Investment Income Allocated from Portfolio (Note 1)
     Interest and dividends                                                                   $ 5,998,553           $ 3,892,706
     Expenses                                                                                    (222,929)             (188,166)
                                                                                              ------------          -----------
         Net investment income from Portfolio                                                   5,775,624             3,704,540
                                                                                              ------------          -----------

Fund Expenses
     Accounting, transfer agency, and administration fees (Note 4)                                 11,680                 8,532
     Legal                                                                                          3,934                 3,081
     Insurance                                                                                      1,124                 1,027
     Printing                                                                                       3,934                 5,648
     Trustees fees and expenses                                                                     1,686                 2,054
     Audit and tax return preparation fees                                                          5,620                 5,648
     Registration                                                                                  38,211                27,209
     Amortization of organization expenses (Note 1)                                                 1,200                   950
     Miscellaneous                                                                                  1,686                 5,725
                                                                                              ------------          -----------
         Total expenses common to all classes                                                      69,075                59,874
     Shareholder servicing fee-Institutional Class                                                273,225               181,529
                                                                                              ------------          -----------
         Total expenses                                                                           342,300               241,403
                                                                                              ------------          -----------
Net Investment Income                                                                           5,433,324             3,463,137

Net Realized Gain (Loss) on Investments Allocated from Portfolio                                  (14,788)                1,030
                                                                                              ------------          -----------
Net Increase in Net Assets from Operations                                                    $ 5,418,536           $ 3,464,167
                                                                                              ============          ===========

                                                                                              Treasury Plus       U.S. Government
                                                                                                 Series               Series
                                                                                            ----------------     ----------------
                                                                                             For the Period       For the Period
                                                                                            January 22, 1999       June 29, 1999
                                                                                            (Commencement of     (Commencement of
                                                                                               Operations)          Operations)
                                                                                            to June 30, 1999     to June 30, 1999
                                                                                            ----------------     ----------------
Net Investment Income Allocated from Portfolio (Note 1)
     Interest and dividends                                                                   $ 4,971,411             $  44,698
     Expenses                                                                                    (201,420)               (1,980)
                                                                                              -----------             ---------
         Net investment income from Portfolio                                                   4,769,991                42,718
                                                                                              -----------             ---------

Fund Expenses
     Accounting, transfer agency, and administration fees (Note 4)                                 10,492                    94
     Legal                                                                                          2,659                    27
     Insurance                                                                                      1,595                     9
     Printing                                                                                       2,659                    54
     Trustees fees and expenses                                                                     1,064                    27
     Audit and tax return preparation fees                                                          3,723                    99
     Registration                                                                                  38,823                   626
     Amortization of organization expenses (Note 1)                                                  -                      -
     Miscellaneous                                                                                  2,659                    54
                                                                                              -----------             ---------
         Total expenses common to all classes                                                      63,674                   990
     Shareholder servicing fee-Institutional Class                                                262,300                 2,250
                                                                                              -----------             ---------
         Total expenses                                                                           325,974                 3,240
                                                                                              -----------             ---------
Net Investment Income                                                                           4,444,017                39,478

Net Realized Gain (Loss) on Investments Allocated from Portfolio                                      (66)                 -
                                                                                              -----------             ---------
Net Increase in Net Assets from Operations                                                    $ 4,443,951             $  39,478
                                                                                              ===========             =========

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                       Statements of Changes in Net Assets
================================================================================

                                                                                                  Cash Series
                                                                               ----------------------------------------------
                                                                                                              For the Period
                                                                                                              June 25, 1998
                                                                               Six Months Ended              (Commencement of
                                                                                June 30, 1999                 Operations) to
                                                                                 (Unaudited)                December 31, 1998
                                                                               -----------------            -----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                                     $    5,433,324                $    4,424,375
     Net realized gain (loss) allocated from Portfolio                                (14,788)                        3,709
                                                                               --------------                --------------
         Net increase in net assets from operations                                 5,418,536                     4,428,084
                                                                               --------------                --------------
Dividends Declared from Net Investment Income
     Premium Class                                                                   (364,289)                      (32,029)
     Institutional Class                                                           (5,069,035)                   (4,392,346)
                                                                               --------------                --------------
         Total dividends declared                                                  (5,433,324)                   (4,424,375)
                                                                               --------------                --------------
Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                    670,312,984                   445,807,182
     Proceeds from shares reinvested                                                  199,985                        18,202
     Payment for shares redeemed                                                 (514,834,587)                 (330,701,984)
                                                                               --------------                --------------
         Net increase in net assets derived from share transactions               155,678,382                   115,123,400
                                                                               --------------                --------------
     Net increase in net assets                                                   155,663,594                   115,127,109

Net Assets
     Beginning of period                                                          115,227,109                       100,000
                                                                               --------------                --------------
     End of period                                                             $  270,890,703                $  115,227,109
                                                                               ==============                ==============

                                                                                              Treasury Series
                                                                               ----------------------------------------------
                                                                                                            For the Period
                                                                                                             June 25, 1998
                                                                              Six Months Ended             (Commencement of
                                                                               June 30, 1999                 Operations) to
                                                                                (Unaudited)                December 31, 1998
                                                                              ----------------             -----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                                     $    3,463,137                $    1,469,975
     Net realized gain (loss) allocated from Portfolio                                  1,030                         1,269
                                                                               --------------                --------------
         Net increase in net assets from operations                                 3,464,167                     1,471,244
                                                                               --------------                --------------
Dividends Declared from Net Investment Income
     Premium Class                                                                   (543,881)                       -
     Institutional Class                                                           (2,919,256)                   (1,469,975)
                                                                               --------------                --------------
         Total dividends declared                                                  (3,463,137)                   (1,469,975)
                                                                               --------------                --------------
Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                    430,783,427                   285,700,675
     Proceeds from shares reinvested                                                   -                             -
     Payment for shares redeemed                                                 (337,730,501)                 (171,380,488)
                                                                               --------------                --------------
         Net increase in net assets derived from share transactions                93,052,926                   114,320,187
                                                                               --------------                --------------
     Net increase in net assets                                                    93,053,956                   114,321,456

Net Assets
     Beginning of period                                                          114,321,456                        -
                                                                               --------------                --------------
     End of period                                                             $  207,375,412                $  114,321,456
                                                                               ==============                ==============

                                                                                Treasury Plus                U.S. Government
                                                                                   Series                        Series
                                                                              ----------------              ----------------
                                                                               For the Period                For the Period
                                                                              January 22, 1999                June 29, 1999
                                                                              (Commencement of              (Commencement of
                                                                                 Operations)                   Operations)
                                                                              to June 30, 1999              to June 30, 1999
                                                                                 (Unaudited)                   (Unaudited)
                                                                              ----------------              ----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                                     $    4,444,017                $       39,478
     Net realized gain (loss) allocated from Portfolio                                    (66)                       -
                                                                               --------------                --------------
         Net increase in net assets from operations                                 4,443,951                        39,478
                                                                               --------------                --------------
Dividends Declared from Net Investment Income
     Premium Class                                                                     -                             -
     Institutional Class                                                           (4,444,017)                      (39,478)
                                                                               --------------                --------------
         Total dividends declared                                                  (4,444,017)                      (39,478)
                                                                               --------------                --------------
Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                    620,522,252                   169,369,406
     Proceeds from shares reinvested                                                  -                             -
     Payment for shares redeemed                                                 (390,484,204)                      -
                                                                               --------------                --------------
         Net increase in net assets derived from share transactions               230,038,048                   169,369,406
                                                                               --------------                --------------
     Net increase in net assets                                                   230,037,982                   169,369,406

Net Assets
     Beginning of period                                                               -                             -
                                                                               --------------                --------------
     End of period                                                             $  230,037,982                 $ 169,369,406
                                                                               ==============                ==============

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                              Financial Highlights
                         (1999 information is unaudited)
===============================================================================
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                           Net Asset                          Distributions        Net Asset
          Periods Ended                      Value             Net               from Net            Value
        December 31, 1998                  Beginning        Investment          Investment            End              Total
        and June 30, 1999                  of Period          Income              Income           of Period        Return (A)
-----------------------------------        ---------        ----------        -------------        ---------        ----------
Cash Series
          Premium Class            (1)
               1999                        $ 1.00            $ 0.0243           $ (0.0243)          $ 1.00            4.99%
               1998                          1.00              0.0275             (0.0275)            1.00            5.41%

       Institutional Class         (1)
               1999                          1.00              0.0231             (0.0231)            1.00            4.73%
               1998                          1.00              0.0262             (0.0262)            1.00            5.15%

Treasury Series
          Premium Class            (2)
               1999                          1.00              0.0155             (0.0155)            1.00            4.37%

       Institutional Class         (1)
               1999                          1.00              0.0199             (0.0199)            1.00            4.07%
               1998                          1.00              0.0220             (0.0220)            1.00            4.31%

Treasury Plus Series
       Institutional Class         (3)
               1999                          1.00              0.0186             (0.0186)            1.00            4.32%

U.S. Government Series
       Institutional Class         (4)
               1999                          1.00              0.0002             (0.0002)            1.00            4.39%

                                                       Annualized Ratios to Average Net Assets/Supplemental Data
                                       -------------------------------------------------------------------------------------------

                                                                                           Net
                                                                                        Expenses                   Net Assets
          Periods Ended                                            Net                   Before                      End of
        December 31, 1998                       Net            Investment              Waivers and                   Period
        and June 30, 1999                    Expenses            Income              Reimbursements              (000s omitted)
-----------------------------------          --------          ----------            --------------              --------------
Cash Series
          Premium Class            (1)
               1999                            0.25%              4.90%                      --                    $   22,685
               1998                            0.33%              5.28%                   0.34%                           100

       Institutional Class         (1)
               1999                            0.50%              4.65%                      --                       248,205
               1998                            0.58%              5.03%                   0.59%                       115,127

Treasury Series
          Premium Class            (2)
               1999                            0.29%              4.28%                      --                        22,522

       Institutional Class         (1)
               1999                            0.54%              4.03%                      --                       184,853
               1998                            0.67%              4.23%                      --                       114,321

Treasury Plus Series
       Institutional Class         (3)
               1999                            0.50%              4.24%                      --                       230,038

U.S. Government Series
       Institutional Class         (4)
               1999                            0.58%              4.39%                      --                       169,369


(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(1)  Commenced Operations June 25, 1998.
(2)  Commenced Operations February 19, 1999.
(3)  Commenced Operations January 22, 1999.
(4)  Commenced Operations June 29, 1999.

                                 Merrimac Series

                    Notes to Financial Statements (Unaudited)
     ---------------------------------------------------------------------------


(1)  Significant Accounting Policies

     The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series") and the Merrimac Short-Term Asset Reserve Series (the "STAR Series") (collectively, the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of three classes of shares, the Premium Class, the Institutional Class and the Investment Class. The Treasury Plus Series commenced operations on January 22, 1999 and the Government Series commenced operations on June 29, 1999. The STAR Series is currently inactive.

     The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), and the Merrimac U.S. Government Portfolio (the "Government Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 1999, the investment by the Cash Series, the Treasury Series, Treasury Plus Series, and the Government Series represent ownership of proportionate interests of 23.1%, 100%, 100%, and 100%, respectively, of their corresponding portfolios.

     The policies of the Funds, except the STAR series, are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities Transactions and Income

     The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. Federal Income Taxes

     Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

                                 Merrimac Series

                    Notes to Financial Statements (Unaudited)
     ---------------------------------------------------------------------------


     D. Deferred Organization Expense

     Costs incurred by the Cash Series and Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

     E. Expense Allocation

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to each of the Funds.

(2)  Dividends and Distributions to Shareholders

     Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)  Shareholder Servicing and Distribution Plans

     The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class may pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Distribution Plan, the Investment Class may pay an annual distribution fee of up to 0.25% of the value of the assets that an organization invests in the Funds on behalf of its clients. The Investment Class of each Fund, and the Premium Class of the Treasury Plus Series, and the Government Series have not yet commenced operations.

(4)  Management Fee and Affiliated Transactions

     The Merrimac Master Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and U.S. Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

     Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

                                 Merrimac Series

                    Notes to Financial Statements (Unaudited)
     ---------------------------------------------------------------------------


(5)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares for each class were as follows:

                                                                                                   Net Increase in
                                           Shares Sold     Shares Reinvested    Shares Redeemed         Shares
                                          -------------   -------------------  -----------------       --------

     Cash Series         For the Six        57,762,564           189,648          (35,366,387)        22,585,825
     Premium Class       Months Ended
                        June 30, 1999

                        June 25, 1998       33,618,994              -             (33,618,994)             -
                       (Commencement of
                        Operations) to
                      December 31, 1998

     Cash Series         For the Six       612,550,420            10,337         (479,468,200)       133,092,557
     Institutional       Months Ended
     Class              June 30, 1999

                        June 25, 1998      412,188,188            18,202         (297,082,990)       115,123,400
                       (Commencement of
                        Operations) to
                      December 31, 1998

     Treasury Series  February 19, 1999     72,173,800              -             (49,651,932)        22,521,868
     Premium Class     (Commencement of
                        Operations) to
                        June 30, 1999

     Treasury Series     For the Six       358,609,627             -             (288,078,569)        70,531,058
     Institutional       Months Ended
     Class              June 30, 1999

                        June 25, 1998      285,700,675             -             (171,380,488)       114,320,187
                       (Commencement of
                        Operations) to
                      December 31, 1998

     Treasury Plus     January 22, 1999    620,522,252             -             (390,484,204)       230,038,048
     Series            (Commencement of
     Institutional      Operations) to
     Class              June 30, 1999

     Government         June 29, 1999      169,369,406             -                  -              169,369,406
     Series            (Commencement of
     Institutional      Operations) to
     Class              June 30, 1999

At June 30, 1999, Investors Bank as agent for its clients, was the record holder of all outstanding Institutional Class shares of each Fund.

                                 Merrimac Series

                    Notes to Financial Statements (Unaudited)
     ---------------------------------------------------------------------------


(6)  Investment Transactions


     Investments in and withdrawals from the respective Portfolios were as follows:

                                                          Investments in        Withdrawals from
                                                             Portfolio              Portfolio
                                                         -----------------     ------------------

     Cash Series            For the Six Months Ended       $ 670,512,969          $ 519,968,480
                                  June 30, 1999

     Treasury Series        For the Six Months Ended        430,783,427            341,074,982
                                  June 30, 1999

     Treasury Plus Series       January 22, 1999            620,522,252            394,266,609
                                (Commencement of
                                 Operations) to
                                  June 30, 1999

     Government Series            June 29, 1999             169,369,406                 -
                                (Commencement of
                                 Operations) to
                                  June 30, 1999

                             Merrimac Cash Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)

================================================================================================================================

                                                              Yield to          Expected            Par
Security                                                      Maturity          Maturity           Value                Value
================================================================================================================================
Variable Rate Notes* - 33.9%
Bankers Trust Corporation ...................................... 5.07%          07/01/99        $ 10,000,000      $    9,991,124
Barclays Bank PLC New York ..................................... 4.89%          08/12/99          10,000,000           9,994,923
Bear Stearns Companies ......................................... 5.15%          07/12/99          15,000,000          15,000,000
Bear Stearns Companies ......................................... 5.00%          08/02/99           8,000,000           8,000,000
Bear Stearns Companies ......................................... 5.35%          08/17/99          20,000,000          20,000,000
Beneficial Corporation ......................................... 5.07%          07/12/99           5,000,000           4,999,328
Countrywide Home Loans ......................................... 5.17%          08/25/99          10,100,000          10,104,279
Countrywide Home Loans ......................................... 5.60%          09/08/99          15,000,000          15,046,766
Donaldson Lufkin & Jenrette .................................... 5.25%          07/06/99          33,000,000          33,000,000
General American Life Insurance Company **...................... 5.10%          03/16/00          15,000,000          15,000,000
General American Life Insurance Company **...................... 5.05%          09/10/99          30,000,000          30,000,000
General Electric Capital Corporation ........................... 4.95%          07/13/99          15,000,000          15,000,000
Goldman Sachs Group ............................................ 5.04%          07/01/99          10,000,000          10,000,000
Goldman Sachs Group ............................................ 5.10%          07/13/99           8,000,000           7,999,070
GTE Corporation ................................................ 5.14%          09/13/99          25,000,000          24,984,722
Jackson National Life Insurance Company ........................ 5.13%          07/30/99          40,000,000          40,000,000
J.P. Morgan & Company .......................................... 5.69%          07/07/99          50,000,000          50,037,866
Liberty Lighthouse U.S. Capital ................................ 4.98%          07/19/99           5,000,000           4,999,389
Liberty Lighthouse U.S. Capital ................................ 5.09%          09/09/99           4,000,000           4,000,000
Morgan Stanley, Dean Witter & Co. .............................. 5.43%          09/01/99           4,000,000           4,009,328
National Rural Utilities Cooperative Finance Corporation ....... 5.18%          09/27/99          10,000,000          10,000,000
New England Educational Loan Marketing ......................... 5.20%          09/08/99           7,500,000           7,500,000
PaineWebber Group .............................................. 5.85%          07/21/99          13,000,000          13,000,000
Sigma Finance .................................................. 5.03%          07/01/99          25,000,000          25,000,000
Strategic Money Management Company ............................. 5.29%          09/15/99          11,500,000          11,500,000
                                                                                                                  --------------
                                                                                                                     399,166,795
                                                                                                                  --------------
Commercial Paper - 26.9%
AlliedSignal ................................................... 4.85%          07/12/99          25,000,000          24,962,952
Bankamerica Corporation ........................................ 4.82%          08/16/99          10,000,000           9,938,411
Citibank Credit Card Master Trust .............................. 5.18%          08/23/99          20,000,000          19,847,478
Cooperatve Association of Tractor Dealers ...................... 4.83%          07/19/99           9,700,000           9,676,575
Cooperatve Association of Tractor Dealers ...................... 4.85%          08/26/99           5,100,000           5,061,523
Cooperatve Association of Tractor Dealers ...................... 4.85%          08/27/99           4,600,000           4,564,676
Den Norske Bank ................................................ 4.80%          07/07/99          16,275,000          16,261,980
Den Norske Bank ................................................ 4.91%          12/24/99          15,000,000          14,639,933
Donaldson Lufkin & Jenrette .................................... 4.97%          07/06/99          10,000,000           9,993,097
Donaldson Lufkin & Jenrette .................................... 4.96%          08/23/99          10,000,000           9,926,978
FPL Group ...................................................... 4.88%          08/04/99          16,989,000          16,910,699
FPL Group ...................................................... 4.91%          08/18/99          39,000,000          38,744,680
Goldman Sachs Group ............................................ 4.92%          07/01/99          15,000,000          15,000,000
Heller Financial ............................................... 4.90%          07/26/99          15,000,000          14,948,959
Heller Financial ............................................... 4.90%          08/30/99          15,000,000          14,877,500
Lexington Parker Capital ....................................... 5.18%          08/03/99          15,000,000          14,928,775
Omnicom Finance ................................................ 5.25%          08/16/99          20,000,000          19,865,833
Pegasus Four Limited ........................................... 4.88%          07/26/99           5,587,000           5,568,066


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)

================================================================================================================================

                                                              Yield to          Expected            Par
Security                                                      Maturity          Maturity           Value                Value
================================================================================================================================
Pegasus Three Limited .......................................... 4.88%          07/26/99        $  2,800,000      $    2,790,511
Pegasus Three Limited .......................................... 4.95%          08/23/99          10,345,000          10,269,611
Pegasus Two Limited ............................................ 5.09%          07/01/99           6,000,000           6,000,000
Pegasus Two Limited ............................................ 4.88%          07/26/99           3,725,000           3,712,376
Prudential Corporation PLC ..................................... 4.85%          07/12/99          14,000,000          13,979,253
Westways Funding III Limited ................................... 4.97%          07/07/99          14,600,000          14,587,906
                                                                                                                  --------------
                                                                                                                     317,057,772
                                                                                                                  --------------
Corporate Debt - 20.9%
Aetna Services .............................................    5.66%           11/29/99          10,000,000          10,000,000
African Development Bank ...................................    5.07%           07/30/99          11,700,000          11,715,418
AT&T Capital Corporation ...................................    5.16%           01/21/00           7,500,000           7,557,254
Bank One Corporation ....................................... 5.18-5.40%         07/01/99          11,000,000          11,000,000
Bankers Trust Corporation .................................. 5.07-5.62%         07/30/99          24,750,000          24,775,219
Bear Stearns Companies .....................................    5.52%           06/20/00           3,000,000           3,029,232
Bear Stearns Companies ..................................... 5.31-5.40%         09/15/99          17,540,000          17,619,427
Caterpillar Financial Service Corporation ..................    5.39%           07/01/99           1,000,000           1,000,000
CIT Group ..................................................    5.18%           08/09/99           5,000,000           5,004,686
Countrywide Home Loans ..................................... 5.14-5.21%         11/16/99          12,800,000          12,953,577
Fleet Financial Group ......................................    5.13%           12/15/99           8,000,000           8,124,823
Fleet Mortgage Corporation ................................. 5.13-5.32%         09/15/99           6,442,000           6,459,047
Fleet Mortgage Corporation .................................    5.37%           05/11/00           5,000,000           5,036,374
Ford Motor Credit Company ..................................    5.32%           09/15/99           1,000,000           1,002,155
General Electric Capital Corporation .......................    5.39%           08/23/99          11,000,000          11,018,635
General Motors Acceptance Corporation ...................... 4.95-5.32%         09/09/99           4,000,000           4,016,766
Goldman Sachs Group ........................................    5.17%           02/07/00          20,000,000          20,000,000
Key Bank NA ................................................    5.17%           03/24/00          10,000,000           9,996,841
Morgan Stanley, Dean Witter & Co. ..........................    5.22%           09/01/99           1,575,000           1,580,924
Norwest Financial ..........................................    5.31%           09/15/99           2,000,000           2,003,598
PaineWebber Group .......................................... 5.58-5.67%         03/01/00          15,730,000          15,871,145
PaineWebber Group ..........................................    6.03%           05/30/00           3,000,000           3,001,470
Prudential Funding .........................................    5.27%           04/20/00          10,000,000          10,051,179
Salomon Smith Barney .......................................    5.31%           10/01/99           9,000,000           9,020,755
Sigma Finance ..............................................    5.24%           03/01/00          10,000,000          10,000,000
Texaco Capital Corporation .................................    5.18%           11/01/99           2,500,000           2,522,893
Transamerica Financial Corporation .........................    5.12%           11/18/99           7,000,000           7,080,422
Travelers Property Casualty Corporation ....................    5.23%           10/01/99           5,000,000           5,012,424
Wells Fargo & Company ......................................    5.36%           03/31/00          10,000,000           9,996,608
                                                                                                                  --------------
                                                                                                                     246,450,872
                                                                                                                  --------------
U.S. Government Agency Obligations - 6.1%
Federal Home Loan Bank .....................................    4.75%           08/03/99          15,000,000          15,000,000
Federal Home Loan Bank .....................................    5.13%           08/18/99           1,035,000           1,036,218
Federal National Mortgage Association ......................    4.84%           07/01/99          35,000,000          35,000,000
Federal National Mortgage Association ......................    4.77%           11/12/99          11,223,000          11,023,736
Student Loan Marketing Association .........................    5.41%           07/07/99          10,000,000          10,000,000
                                                                                                                  --------------
                                                                                                                      72,059,954
                                                                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)

================================================================================================================================

                                                              Yield to          Expected            Par
Security                                                      Maturity          Maturity           Value                Value
================================================================================================================================
Certificates of Deposit - 4.7%
Commerzbank AG .............................................    5.19%           02/25/00        $ 10,000,000      $    9,998,108
European American Bank .....................................    5.31%           05/12/00          10,000,000           9,997,502
Merita Bank PLC ............................................    5.20%           02/07/00          20,000,000          20,000,000
Unibank ....................................................    4.93%           09/09/99          15,000,000          15,001,206
                                                                                                                  --------------
                                                                                                                      54,996,816
                                                                                                                  --------------
Municipal Obligations - 3.3%
Richmond County Development Authority, Georgia .............    5.82%           06/01/00          14,000,000          13,978,679
Virginia State Housing Develpoment Authority ...............    5.25%           08/05/99          25,000,000          24,996,374
                                                                                                                  --------------
                                                                                                                      38,975,053
                                                                                                                  --------------
Time Deposits - 2.7%
Norwest Bank ...............................................    5.25%           07/01/99          32,000,000          32,000,000
                                                                                                                  --------------

Asset Backed Securities - 0.6%
Fidelity Equipment Lease Trust .............................    5.16%           05/16/00           4,399,911           4,399,912
First Sierra Receivables ...................................    5.22%           01/12/00           3,118,425           3,118,425
                                                                                                                  --------------
                                                                                                                       7,518,337
                                                                                                                  --------------

TOTAL INVESTMENTS, at amortized cost - 99.1%                                                                       1,168,225,599

Other Assets and Liabilities (net) -  0.9%                                                                            10,698,697
                                                                                                                  --------------

TOTAL NET ASSETS - 100.0%                                                                                         $1,178,924,296
                                                                                                                  ==============


Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the put date or final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

** On August 10, 1999, management of the Portfolio was notified that the short-term debt ratings of General American Life Insurance Company ("GALIC") had been downgraded by certain rating agencies and management promptly exercised the Portfolio's seven-day demand rights on the funding agreement with GALIC scheduled to mature on March 16, 2000. Subsequently, because of short-term liquidity problems, GALIC was placed under administrative supervision by the Missouri Department of Insurance. On August 17, 1999, in anticipation of a default by GALIC, the Portfolio agreed to extend for thirty days the date for repayment of this refunding agreement and, in consideration for such extension, received a partial payment of $1.5 million on August 18, 1999 and an increase in the interest rate payable on the balance outstanding. Subsequently, it was announced that Metropolitan Life Insurance Company ("MetLife") and GenAmerican Corp., the parent of GALIC, had agreed to terms of a cash purchase of GenAmerican Corp. by MetLife.

    The accompanying notes are an integral part of the financial statements.

                           Merrimac Treasury Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)

====================================================================================================================================

                                                               Yield to                                Par
Security                                                       Maturity           Maturity            Value               Value
====================================================================================================================================
U.S. Government Obligations - 89.5%
U.S. Treasury Bond Strip ..................................... 4.79-4.84%         11/15/99        $  6,000,000        $   5,894,986
U.S. Treasury Notes .......................................... 4.45-4.63%         07/15/99          14,000,000           14,009,146
U.S. Treasury Notes .......................................... 4.60-4.87%         07/31/99          53,000,000           53,053,567
U.S. Treasury Notes .......................................... 4.65-4.78%         08/15/99          29,000,000           29,042,269
U.S. Treasury Notes .......................................... 4.72-4.78%         08/31/99          21,000,000           21,057,232
U.S. Treasury Notes .......................................... 4.69-4.90%         09/30/99          40,000,000           40,153,400
U.S. Treasury Notes .......................................... 4.73-4.76%         10/15/99           8,000,000            8,028,209
U.S. Treasury Notes ..........................................    4.76%           10/31/99           3,000,000            3,008,392
U.S. Treasury Notes .......................................... 4.77-5.07%         11/15/99           9,000,000            9,031,079
U.S. Treasury Notes ..........................................    4.80%           11/30/99           3,000,000            3,035,592
                                                                                                                       -------------
                                                                                                                        186,313,872
                                                                                                                       -------------
Mutual Funds - 8.7%                                                                                     Shares
                                                                                                        ------
AIM Treasury Money Market Fund ....................................................................      4,021                4,021
Dreyfus Treasury Prime Cash Fund ..................................................................  9,194,613            9,194,613
Goldman Sachs Liquid Assets Treasury Obligations Fund .............................................  8,902,384            8,902,384
                                                                                                                       -------------
                                                                                                                         18,101,018
                                                                                                                       -------------

TOTAL INVESTMENTS, at amortized cost - 98.2%                                                                            204,414,890

Other Assets and Liabilities (net) - 1.8%                                                                                 3,725,066
                                                                                                                       -------------

TOTAL NET ASSETS - 100.0%                                                                                             $ 208,139,956
                                                                                                                       =============


    The accompanying notes are an integral part of the financial statements.

                        Merrimac Treasury Plus Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)

====================================================================================================================================

                                                               Yield to                                Par
Security                                                       Maturity           Maturity            Value               Value
====================================================================================================================================
U.S. Government Obligations - 4.2%
U.S. Treasury Bond Strip ..................................... 4.75%               11/15/99       $  5,000,000        $   4,913,556
U.S. Treasury Bond Strip Principle ........................... 4.85%               02/15/00          5,000,000            4,852,185
                                                                                                                       -------------
                                                                                                                          9,765,741
                                                                                                                       -------------

Repurchase Agreements - 95.8%
Goldman Sachs Repurchase Agreement, dated 6/30/99,
due 7/01/99, with a maturity value of $65,008,667 and an
effective yield of 4.80%, collateralized by U.S. Treasury
Obligations with a rate of 5.75%, and a maturity date of 06/30/01
and with an aggregate market value of $66,300,773.                                                  65,000,000           65,000,000

Lehman Brothers Repurchase Agreement, dated 6/30/99,
due 7/1/99, with a maturity value of $20,002,797 and an
effective yield of 4.84%, collateralized by Federal Home Loan
Bank Obligations with rates ranging from 5.35% to 6.73% and
maturities ranging from 7/8/99 to 05/14/08, with an aggregate market
value of $20,390,359.                                                                               20,000,000           20,000,000

Merrill Lynch Repurchase Agreement, dated 6/30/99,
due 7/1/99, with a maturity value of $66,273,015 and an effective yield of 4.75%, collateralized by U.S. Treasury Obligations with with rates ranging from 8.75% to 9.00% and maturities ranging from 11/15/18 to 05/15/20, with an aggregate market value
of $67,592,250.                                                                                     66,264,392           66,264,392

Morgan Stanley Repurchase Agreement, dated 6/30/99,
due 7/1/99, with a maturity value of $70,009,238 and an
effective yield of 4.75%, collateralized by U.S. Treasury
Obligations with a rate of 8.00% and a maturity of 8/15/99,
with an aggregate market value of $71,754,473.                                                      70,000,000           70,000,000
                                                                                                                       -------------
                                                                                                                        221,264,392
                                                                                                                       -------------


TOTAL INVESTMENTS, at amortized cost - 100.0%                                                                           231,030,133

Other Assets and Liabilities (net) - 0.0%                                                                                    (4,565)
                                                                                                                       -------------

TOTAL NET ASSETS - 100.0%                                                                                             $ 231,025,568
                                                                                                                       =============


    The accompanying notes are an integral part of the financial statements.

                       Merrimac U.S. Government Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)

===================================================================================================================================
                                                                     Yield to                           Par
Security                                                             Maturity        Maturity          Value             Value
===================================================================================================================================
U.S. Government Agency Obligations - 93.9%
Federal Home Loan Bank ...........................................    4.60%          07/01/99         $ 25,000,000     $ 25,000,000
Federal Home Loan Bank ...........................................    5.25%          08/18/99            5,000,000        5,000,000
Federal Home Loan Bank ...........................................    5.31%          09/02/99           20,000,000       20,003,028
Federal Home Loan Bank ...........................................    5.41%          10/15/99            2,000,000        2,004,359
Federal Home Loan Bank ...........................................    5.09%          12/07/99            3,512,000        3,433,047
Federal Home Loan Bank ...........................................    5.60%          03/15/00            2,065,000        2,057,439
Federal Home Loan Bank ...........................................    5.64%          03/30/00            1,000,000          995,317
Federal Home Loan Mortgage Corporation ...........................    5.00%          07/14/99           25,000,000       24,954,860
Federal Home Loan Mortgage Corporation ...........................    5.09%          09/14/99            5,000,000        4,946,979
Federal Home Loan Mortgage Corporation ...........................    5.10%          09/15/99            5,069,000        5,014,424
Federal Home Loan Mortgage Corporation ...........................    5.18%          12/21/99            4,532,000        4,419,186
Federal Home Loan Mortgage Corporation ...........................    5.30%          06/02/00            5,000,000        4,751,931
Federal National Mortgage Association ............................    5.09%          09/03/99            1,020,000        1,010,770
Federal National Mortgage Association ............................    5.05%          10/21/99            3,000,000        2,952,867
Federal National Mortgage Association ............................    5.36%          11/22/99            3,000,000        3,026,189
Federal National Mortgage Association ............................    5.09%          12/03/99            1,500,000        1,467,127
Federal National Mortgage Association ............................    5.59%          03/23/00            3,500,000        3,498,263
Federal National Mortgage Association ............................    5.57%          03/27/00            5,740,000        5,740,509
Federal National Mortgage Association ............................    5.30%          06/15/00            5,000,000        4,742,361
Student Loan Marketing Association ...............................    4.60%          07/01/99           34,000,000       34,000,000
                                                                                                                       ------------
                                                                                                                        159,018,656
                                                                                                                       ------------
Mutual Funds - 4.4%                                                                                       Shares
                                                                                                         ---------
Goldman Sachs Financial Square Government Fund ................................................          7,522,411        7,522,411
                                                                                                                       ------------

TOTAL INVESTMENTS, at amortized cost - 98.3%                                                                            166,541,067

Other Assets and Liabilities (net) -  1.7%                                                                                2,871,057
                                                                                                                       ------------

TOTAL NET ASSETS - 100.0%                                                                                              $169,412,124
                                                                                                                       ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio


                      Statements of Assets and Liabilities

                           June 30, 1999 (Unaudited)

====================================================================================================================================
                                                                                                    Treasury Plus   U.S. Government
                                                               Cash Portfolio   Treasury Portfolio    Portfolio        Portfolio
                                                               ---------------  ------------------  -------------   ---------------
Assets
     Investments, at value (Note 1)                            $ 1,168,225,599    $ 204,414,890     $   9,765,741    $ 166,541,067
     Repurchase Agreements                                                -                -          221,264,392             -
     Cash                                                              783,144             -                 -           2,517,091
     Interest receivable                                            10,029,642        3,785,451            29,335          355,946
     Deferred organization expense (Note 1)                             28,977            3,972              -                -
     Prepaid assets                                                    115,372           18,641             4,400             -
                                                               ----------------   --------------    --------------   --------------
            Total assets                                         1,179,182,734      208,222,954       231,063,868      169,414,104
                                                               ----------------   --------------    --------------   --------------
Liabilities
     Management fee payable (Note 2)                                   177,637           26,560            33,108            1,530
     Other accrued expenses                                             80,801           56,438             5,192              450
                                                               ----------------   --------------    --------------   --------------
         Total liabilities                                             258,438           82,998            38,300            1,980
                                                               ----------------   --------------    --------------   --------------

Net Assets Applicable to Investors' Beneficial Interests       $ 1,178,924,296    $ 208,139,956     $ 231,025,568    $ 169,412,124
                                                               ================   ==============    ==============   ==============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio


                      Statements of Operations (Unaudited)

====================================================================================================================================
                                                                                                 Treasury Plus     U.S. Government
                                                          Cash Portfolio    Treasury Portfolio     Portfolio          Portfolio
                                                        ------------------  ------------------  ----------------   ----------------
                                                                                                 For the Period     For the Period
                                                                                                January 22, 1999     June 29, 1999
                                                        For the Six Months  For the Six Months  (Commencement of   (Commencement of
                                                               Ended               Ended           Operations)       Operations)
                                                          June 30, 1999       June 30, 1999     to June 30, 1999   to June 30, 1999
                                                        ------------------  ------------------  ----------------   ----------------
Income
     Interest and dividends                             $      31,521,528   $       3,892,706   $     4,971,411    $        44,698
                                                        ------------------  ------------------  ----------------   ----------------

Expenses
     Management fee (Note 2)                                    1,043,757             145,328           178,712              1,530
     Trustee fees and expenses                                     23,474               3,366             2,498                 23
     Insurance                                                     16,432               2,104             2,044                 23
     Audit                                                         18,780              11,781             4,315                171
     Transaction fees                                              10,563               6,732             3,179                 81
     Amortization of organization expense (Note 1)                  6,075                 763              -                  -
     Legal                                                          8,216               2,945             2,044                 36
     Miscellaneous                                                 39,907              15,147             8,628                116
                                                        ------------------  ------------------  ----------------   ----------------

         Total expenses                                         1,167,204             188,166           201,420              1,980
                                                        ------------------  ------------------  ----------------   ----------------

Net Investment Income                                          30,354,324           3,704,540         4,769,991             42,718

Net Realized Gain (Loss) on Investments                           (78,871)              1,030               (66)              -
                                                        ------------------  ------------------  ----------------   ----------------

Net Increase in Net Assets from Operations              $      30,275,453   $       3,705,570   $     4,769,925    $         42,718
                                                        ==================  ==================  ================   ================


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio


                       Statements of Changes in Net Assets

====================================================================================================================================

                                                                   Cash Portfolio                       Treasury Portfolio
                                                        -------------------------------------  -------------------------------------


                                                        For the Six Months                     For the Six Months
                                                              Ended                                  Ended
                                                          June 30, 1999         Year Ended       June 30, 1999        Year Ended
                                                           (Unaudited)      December 31, 1998     (Unaudited)      December 31, 1998
                                                        ------------------  -----------------  ------------------  -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                 $      30,354,324   $     56,678,458   $       3,704,540   $      2,734,550
  Net realized gain (loss) on investments                         (78,871)            13,660               1,030                966
                                                        ------------------  -----------------  ------------------  -----------------
  Net increase in net assets from operations                   30,275,453         56,692,118           3,705,570          2,735,516
                                                        ------------------  -----------------  ------------------  -----------------

Transactions in Investors'
Beneficial Interest
  Contributions                                             3,461,630,529      3,737,889,197         430,783,427        360,772,130
  Withdrawals                                              (3,106,181,533)    (4,386,229,061)       (341,074,982)      (322,698,051)
                                                        ------------------  -----------------  ------------------  -----------------
  Net increase (decrease) from investors' transactions        355,448,996       (648,339,864)         89,708,445         38,074,079
                                                        ------------------  -----------------  ------------------  -----------------

Net Increase (Decrease) in Net Assets                         385,724,449       (591,647,746)         93,414,015         40,809,595

Net Assets
  Beginning of period                                         793,199,847      1,384,847,593         114,725,941         73,916,346
                                                        ------------------  -----------------  ------------------  -----------------
  End of period                                         $   1,178,924,296   $    793,199,847   $     208,139,956   $    114,725,941
                                                        ==================  =================  ==================  =================


                                                           Treasury Plus     U.S. Government
                                                             Portfolio          Portfolio
                                                          ----------------   ----------------
                                                           For the Period     For the Period
                                                          January 22, 1999    June 29, 1999
                                                          (Commencement of   (Commencement of
                                                             Operations)        Operations)
                                                          to June 30, 1999   to June 30, 1999
                                                             (Unaudited)        (Unaudited)
                                                          ----------------   ----------------

Increase (Decrease) in Net Assets
Operations
  Net investment income                                   $     4,769,991    $        42,718
  Net realized gain (loss) on investments                             (66)              -
                                                          ----------------   ----------------
  Net increase in net assets from operations                    4,769,925             42,718
                                                          ----------------   ----------------

Transactions in Investors'
Beneficial Interest
  Contributions                                               620,522,252        169,369,406
  Withdrawals                                                (394,266,609)              -
                                                          ----------------   ----------------
  Net increase (decrease) from investors' transactions        226,255,643        169,369,406
                                                          ----------------   ----------------

Net Increase (Decrease) in Net Assets                         231,025,568        169,412,124

Net Assets
  Beginning of period                                                -                  -
                                                          ----------------   ----------------
  End of period                                           $   231,025,568    $   169,412,124
                                                          ================   ================


    The accompanying notes are an integral part of the financial statements.

                              Financial Highlights

                        (1999 information is unaudited)

====================================================================================================================================

                                                            Annualized Ratios to Average Net Assets
                                            ----------------------------------------------------------------------
                                                                                                     Net               Net Assets
                                                                              Net                 Expenses               End of
                                                     Net                  Investment               Before                Period
                                                   Expenses                 Income                 Waiver            (000s omitted)
                                            ----------------------  ----------------------  ----------------------  ----------------

            Cash Portfolio
1999 (A)                                                     0.19%                   4.94%                      NA  $      1,178,924
1998                                                         0.15%                   5.47%                   0.19%           793,200
1997                                                         0.16%                   5.51%                   0.19%         1,384,848
1996 (B)                                                     0.12%                   5.45%                   0.21%         1,006,310

          Treasury Portfolio
1999 (A)                                                     0.22%                   4.33%                      NA           208,140
1998                                                         0.26%                   4.74%                      NA           114,726
1997 (C)                                                     0.29%                   5.06%                      NA            73,916

        Treasury Plus Portfolio
1999 (D)                                                     0.19%                   4.54%                      NA           231,026

 U.S. Government Securities Portfolio
1999 (E)                                                     0.22%                   4.52%                      NA           169,412

(A) For six months ended June 30, 1999 (Unaudited).
(B) Commenced Operations November 12, 1996.
(C) Commenced Operations April 2, 1997.
(D) Commenced Operations January 22, 1999.
(E) Commenced Operations June 29, 1999.


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)      Significant Accounting Policies

         The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment Security Valuations

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B. Securities Transactions and Income

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

         C. Federal Income Taxes

         Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D. Repurchase Agreements

         It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

         E. Deferred Organization Expense

         Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

(2)      Management Fee and Affiliated Transactions

         The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

                            Merrimac Master Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.


         Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)      Investment Transactions

         Purchases and combined maturities and sales for the respective Portfolios for the period ended June 30, 1999 were aggregated as follows:

                                                                                Combined Maturities
                                                         Purchases                   and Sales
                                                  -----------------------     -----------------------
         Cash Portfolio                         $         8,583,232,180     $         8,209,824,397
         Treasury Portfolio                               1,058,172,091                 968,176,412
         Treasury Plus Portfolio                         21,500,391,881              21,270,074,215
         Government Portfolio                               289,493,976                 120,000,000

(4)      Line of Credit

         The Portfolios participate in a $100 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the period ended June 30, 1999.